Related Party Transactions (Narrative) (Details) - USD ($)				3 Months Ended		9 Months Ended		12 Months Ended
	Apr. 20, 2023	Mar. 31, 2023	Jun. 15, 2020	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2023	Mar. 31, 2022	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	May 23, 2019
Related Party Transaction [Line Items]
Common stock exercisable term						60 days
Aggregate voting power held by related party		72.40%		72.40%		72.40%
Related party transaction agreement, aggregate amount		$ 1,000		$ 1,000		$ 1,000
Related party transaction, subsidiary agreement amount						750,000
Related party expense				68,000		204,000
Related party costs and expenses		68,000
Revenues from related parties				41,594,000	$ 49,259,000	96,805,000	$ 96,415,000
Interest income, related party				1,121,000	352,000	2,925,000	1,413,000
Subsequent Event
Related Party Transaction [Line Items]
Loan agreement, related party	$ 65,000,000
Eden Insurance Company, Inc.
Related Party Transaction [Line Items]
Loan receivable, related parties		53,634,000		53,634,000		53,634,000		$ 56,060,000
Notes receivable, maximum lending capacity		$ 60,000		$ 60,000		$ 60,000
Eden Insurance Company, Inc. | London Interbank Offered Rate (LIBOR)
Related Party Transaction [Line Items]
Basis spread on variable rate		350.00%		350.00%		350.00%
MSGE SPINCO, INC [Member]
Related Party Transaction [Line Items]
Loan receivable, related parties								0	$ 66,902,000
Revenues from related parties								$ 115,370,000	51,657,000	$ 18,955,000
605 LLC
Related Party Transaction [Line Items]
Noncontrolling interest, ownership percentage by parent		50.00%		50.00%		50.00%
Related party agreement, term						3 years
605 LLC | MSGE SPINCO, INC [Member]
Related Party Transaction [Line Items]
Noncontrolling interest, ownership percentage by parent								50.00%
Sphere Entertainment
Related Party Transaction [Line Items]
Common stock outstanding, distributed	67.00%
Common stock outstanding, owned	33.00%
Sphere Entertainment | Eden Insurance Company, Inc.
Related Party Transaction [Line Items]
Loan receivable, related parties								$ 56,060,000	57,962,000
Notes receivable, maximum lending capacity								$ 60,000,000
Sphere Entertainment | Eden Insurance Company, Inc. | London Interbank Offered Rate (LIBOR)
Related Party Transaction [Line Items]
Basis spread on variable rate								350.00%
Sphere Entertainment | MSGE SPINCO, INC [Member]
Related Party Transaction [Line Items]
Interest income, related party								$ 2,117,000	1,888,000	2,798,000
BCE
Related Party Transaction [Line Items]
Notes payable, related parties								637,000
BCE | MSGE SPINCO, INC [Member]
Related Party Transaction [Line Items]
Notes payable, related parties								637,000	637,000
Common Class A
Related Party Transaction [Line Items]
Percentage of common stock owned by related party		5.50%		5.50%		5.50%
Common Class A | Sphere Entertainment
Related Party Transaction [Line Items]
Common stock conversion (in shares)	1
Common Class B
Related Party Transaction [Line Items]
Percentage of common stock owned by related party		100.00%		100.00%		100.00%
Common Class B | Sphere Entertainment
Related Party Transaction [Line Items]
Common stock conversion (in shares)	1
MSG Sports
Related Party Transaction [Line Items]
Notes payable, related parties		$ 168,000		$ 168,000		$ 168,000
MSG Sports | Sponsorship Sales And Service Representation Agreements | MSGE SPINCO, INC [Member]
Related Party Transaction [Line Items]
Revenues from related parties										4,330,000
Knicks and Rangers | The Garden
Related Party Transaction [Line Items]
Operating lease, lease income				31,163,000	29,616,000	64,312,000	58,797,000
Direct operating expenses										0
Knicks and Rangers | MSGE SPINCO, INC [Member] | The Garden
Related Party Transaction [Line Items]
Operating lease, lease income								68,072,000	21,345,000
Direct operating expenses								25,827,000	9,717,000
Madison Square Garden Sports Corp. Investment | Sponsorship Sales And Service Representation Agreements
Related Party Transaction [Line Items]
Revenues from related parties				7,079,000	7,027,000	15,643,000	14,206,000
Madison Square Garden Sports Corp. Investment | Sponsorship Sales And Service Representation Agreements | MSGE SPINCO, INC [Member]
Related Party Transaction [Line Items]
Revenues from related parties								17,570,000	13,584,000
Madison Square Garden Sports Corp. Investment | Merchandise Sales Revenue Sharing Arrangement
Related Party Transaction [Line Items]
Revenues from related parties				2,160,000	1,548,000	4,451,000	3,000,000
Madison Square Garden Sports Corp. Investment | Merchandise Sales Revenue Sharing Arrangement | MSGE SPINCO, INC [Member]
Related Party Transaction [Line Items]
Revenues from related parties								4,412,000
Madison Square Garden Sports Corp. Investment | Advertising Sales Representation
Related Party Transaction [Line Items]
Revenues from related parties				0	9,621,000	8,802,000	17,015,000
Madison Square Garden Sports Corp. Investment | Advertising Sales Representation | MSGE SPINCO, INC [Member]
Related Party Transaction [Line Items]
Revenues from related parties								20,878,000	13,698,000
Other Related Parties
Related Party Transaction [Line Items]
Sublease income				$ 716,000	736,000	$ 2,100,000
Other Related Parties | MSGE SPINCO, INC [Member]
Related Party Transaction [Line Items]
Sublease income								2,444,000	2,450,000
TAOG Sub-Holdings
Related Party Transaction [Line Items]
Loan receivable, related parties											$ 49,000,000
Interest income, related party					$ 1,105,000		$ 3,506,000
Notes receivable, additional borrowings, related parties			$ 22,000,000
Notes receivable proceeds			19,000,000
TAOG Sub-Holdings | MSGE SPINCO, INC [Member]
Related Party Transaction [Line Items]
Loan receivable, related parties									66,902,000		$ 49,000,000
Interest income, related party								$ 4,420,000	4,525,000	4,531,000
Notes receivable, additional borrowings, related parties			$ 22,000,000
Notes receivable proceeds									$ 14,000,000	5,000,000
Voluntary principal payment										5,000,000
Voluntary interest payments										3,546,000
MSG Networks Inc | Advertising Sales Representation | MSGE SPINCO, INC [Member]
Related Party Transaction [Line Items]
Revenues from related parties										$ 12,653,000